                            OppenheimerFunds, Inc.
                          Two World Financial Center
                        225 Liberty Street, 11th Floor
                        New York, New York 10281-1008

                                                January 25, 2008

VIA EDGAR
Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

      Re:   Oppenheimer Transition 2025 Fund
            Reg. No. 333-147847; File No. 811-22152

To the Securities and Exchange Commission:

      On behalf of Oppenheimer Transition 2025 Fund (the "Fund"), transmitted herewith for filing with the Securities and Exchange Commission (the
"Commission") under the Securities Act of 1933, as amended (the "Securities
Act") and the Investment Company Act of 1940, as amended (the "Investment
Company Act"), is an amendment (the "Amendment") to the Fund's Registration
Statement on Form N-1A (the "Registration Statement") filed on December 5,
2007.

      We would be pleased to provide you with any additional information you may require or with copies of any of the materials referred to above.  We would appreciate any further comments the Commission Staff may have as soon as possible.  Please direct any communications relating to this filing to
Nancy S. Vann, Esq. at OppenheimerFunds, Inc., Two World Financial Center,
225 Liberty Street, New York, New York 10281, (212) 323-5089.

                                    Sincerely,

                                    /s/ Carl A. Algermissen
                                    Carl A. Algermissen
                                    Vice President and Associate Counsel

cc:  Vincent DiStefano, Esq.
     Mayer Brown LLP
     KPMG LLP
     Gloria LaFond
     Nancy S. Vann